COMMITMENTS, GUARANTEES, PRODUCT WARRANTIES, AND OTHER LOSS CONTINGENCIES - Schedule of Product Warrant Liability (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Current year provisions	$ 684	$ 928	$ 440
Expenditures	(719)	(617)	(566)
Other changes	$ 19	$ (78)	$ (43)